Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net profit	$ 247,002	$ 88,198	$ 362,599
Adjustments for:
Income tax expense	46,437	34,530	49,310
Finance cost	57,432	50,825	51,096
Finance income	(24,405)	(23,628)	92,260
Depreciation and amortization	282,080	276,563	167,324
Impairment of non financial assets	89,344	188,624	0
Disposal of assets	3,850	3,746	3,316
Impairment of financial assets	483	1,409	879
Allowance for obsolescence of expendable parts and supplies	164	159	182
Derivative instruments mark to market	0	0	(2,801)
Share-based compensation expense	6,149	7,145	7,422
Net foreign exchange differences	45,086	42,536	26,581
Change in:
Accounts receivable	(17,054)	(3,150)	(3,534)
Accounts receivable from related parties	76	95	181
Other current assets	15,653	(50,241)	26,018
Other assets	20,678	(5,669)	(1,012)
Accounts payable	(2,984)	8,270	20,313
Accounts payable from related parties	(587)	2,584	4,199
Air traffic liability	25,698	(5,492)	77,372
Frequent flyer deferred revenue	12,512	17,502	13,630
Other liability	48,400	(24,515)	27,355
Cash from operating activities	856,014	609,491	922,690
Income tax paid	(42,999)	(38,698)	(51,077)
Interest paid	(52,234)	(49,317)	(50,342)
Interest received	24,102	21,537	14,235
Net cash from operating activities	784,883	543,013	835,506
Investing activities
Acquisition of investments	(711,045)	(711,840)	(854,119)
Proceeds from redemption of investments	589,602	775,504	567,007
Advance payments on aircraft purchase contracts and other	(75,428)	(216,732)	(191,315)
Reimbursement of advance payments on aircraft purchase contracts	48,262	152,651	28,888
Acquisition of property and equipment	(62,397)	(118,997)	(109,945)
Proceeds from sale of property and equipment	43,603	0	6
Acquisition of intangible assets	(25,465)	(30,182)	(18,681)
Net cash used in investing activities	(192,868)	(149,596)	(578,159)
Financing activities
Proceeds from new borrowings	95,000	225,000	147,798
Payments on loans, borrowings and finance leases	(426,827)	(401,333)	(246,349)
Payment of lease liability	(103,069)	(106,254)	(108,174)
Dividends paid	(110,438)	(147,604)	(106,792)
Proceeds from exercise of share options	0	0	587
Net cash used in financing activities	(545,334)	(430,191)	(312,930)
Net (decrease) increase in cash and cash equivalents	46,681	(36,774)	(55,583)
Cash and cash equivalent at Beginning value	156,158	238,792	331,687
Effect of exchange rate change on cash	(44,107)	(45,860)	(37,312)
Cash and cash equivalent at Ending balance	$ 158,732	$ 156,158	$ 238,792